Deposits (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Deposits [Abstract]
Non-interest bearing checking accounts	$ 5,550	$ 5,280
Checking accounts	13,880	13,461
Savings accounts	43,816	45,911
Money market demand deposits	11,320	13,909
Total demand, transaction and passbook deposits	74,566	78,561
Certificates of deposit	120,490	104,284
Total deposits	$ 195,653	$ 182,845